2005 Market Street Suite 2600 Philadelphia, PA 19103 T: 215.564.8000

Jonathan M. Kopcsik Partner jkopcsik@stradley.com 215.564.8099

June 20, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Filing Desk
Attn: Kalkidan Ezra and Jaea Hahn

Re:	Optimum Fund Trust (File No. 811-21335)
Preliminary Proxy Materials for Special Shareholder Meeting

Dear Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and submitted electronically via the EDGAR system, please find enclosed a Schedule 14(a) Information facing sheet, preliminary notice of meeting of shareholders, proxy statement, and form of proxy card to be furnished to the shareholders of the Funds offered by the above-referenced registrant connection with a special meeting of shareholders that is scheduled to be held on September 10, 2025.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or Taylor Brody at (215) 564-8071.

Sincerely,

/s/Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:	Emilia Wang, Esq.
Macquarie Asset Management

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